Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Supplement [Text Block]	bf21_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio

(the "Fund")
Investor A Shares
Investor B Shares
Investor C Shares
Institutional Shares
Class R Shares
Service Shares

Supplement dated April 22, 2015

to the Prospectuses dated January 28, 2015

Effective immediately, the following changes are made to the Fund's Prospectuses for the above listed share classes:

The first sentence of the second paragraph in the section of each Prospectus entitled "Fund Overview — Key Facts about BlackRock U.S. Government Bond Portfolio — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Securities purchased by the Fund (except with respect to non-dollar denominated bonds) generally are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the Fund management team to be of similar quality. The Fund may also invest up to 5% of its assets in dollar-denominated investment grade securities that are rated below the highest rating category at the time of purchase.

Investor A, B, C, Institutional and Class R | BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio

(the "Fund")
Investor A Shares
Investor B Shares
Investor C Shares
Institutional Shares
Class R Shares

Supplement dated April 22, 2015

to the Prospectuses dated January 28, 2015

Effective immediately, the following changes are made to the Fund's Prospectuses for the above listed share classes:

The first sentence of the second paragraph in the section of each Prospectus entitled "Fund Overview — Key Facts about BlackRock U.S. Government Bond Portfolio — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Securities purchased by the Fund (except with respect to non-dollar denominated bonds) generally are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the Fund management team to be of similar quality. The Fund may also invest up to 5% of its assets in dollar-denominated investment grade securities that are rated below the highest rating category at the time of purchase.

Service | BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio

(the "Fund")
Service Shares

Supplement dated April 22, 2015

to the Prospectuses dated January 28, 2015

Effective immediately, the following changes are made to the Fund's Prospectuses for the above listed share classes:

The first sentence of the second paragraph in the section of each Prospectus entitled "Fund Overview — Key Facts about BlackRock U.S. Government Bond Portfolio — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Securities purchased by the Fund (except with respect to non-dollar denominated bonds) generally are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the Fund management team to be of similar quality. The Fund may also invest up to 5% of its assets in dollar-denominated investment grade securities that are rated below the highest rating category at the time of purchase.